Shareholders' Equity (Details)										12 Months Ended
	Mar. 18, 2022 USD ($) shares	Mar. 14, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Jun. 14, 2021 shares	Apr. 21, 2021 shares	Mar. 12, 2021 USD ($) $ / shares shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020 $ / shares shares	May 21, 2020 shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares) | shares										50,000,000	50,000,000		50,000,000
Ordinary shares par value | $ / shares						$ 0.001				$ 0.001			$ 0.001
Ordinary shares, issued (in Shares) | shares										22,960,277	19,134,277		12,354,040
Price per share (in Dollars per share) | $ / shares										$ 0.001
Underwriting expenses										$ 2,457,357
Net proceeds										$ 10,958,803
Public offering (in Shares) | shares						3,333,335
Purchase of warrants						$ 0.75
Price per share (in Dollars per share) | $ / shares						$ 6
Offering expenses payable						$ 18,000,000
Warrant and purchased total of ordinary shares (in Shares) | shares				43,616	214,286
Equity interest percentage		100.00%	100.00%
Equity ownership percentage			100.00%							100.00%
Aggregate value			$ 23,470,712
Aggregate shares (in Shares) | shares			3,189,000
Earnout payment										$ 5,884,013	$ 8,826,019
Net income										$ 3,000,000	$ 3,000,000
Purchase agreement		$ 10,076,600
Consideration paid		7,078,100
Ordinary shares par value (in Dollars per share) | $ / shares										$ 0.001	$ 0.001
Closing file		$ 1,000,000
Cash earnout										$ 1,998,500
Outstanding percentage	100.00%
Sellers	$ 1,000,000
Unpaid capital contribution										$ 847,086	$ 847,086
After tax percentage										10.00%
Register capital percentage										50.00%
Statutory reserves amount										$ 1,036,841	916,148
Restricted net assets amount
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value | (per share)															$ 0.001	$ 0.01
Price per share (in Dollars per share) | $ / shares											$ 2.12
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares) | shares															38,000,000	38,000,000
Ordinary shares, issued (in Shares) | shares														9,000,000	1,000	1,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares) | shares															50,000,000	50,000,000
Ordinary shares, issued (in Shares) | shares														9,250,000	9,250,000	9,250,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Purchase of shares (in Shares) | shares									3,000,000
Price per share (in Dollars per share) | $ / shares									$ 4
Gross proceed										$ 13,416,160
Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 4	$ 4
Purchase of additional units (in Shares) | shares							4,040	350,000
Cheyi BVI [Member]
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 2.12
Aggregate value			$ 6,760,680
Earnout payment			$ 2,000,000
Share Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued (in Shares) | shares	3,826,000	3,826,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 1.85
MingZhu Cayman [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares) | shares										38,000,000
Ordinary shares par value | (per share)										$ 0.001		$ 0.01
Board of Director [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value | (per share)															$ 0.001	$ 0.01
Yinhua [Member]
Shareholders' Equity (Details) [Line Items]
Net income										$ 1,300,000